UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21484

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Strategic Total Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2014

DATE OF REPORTING PERIOD: July 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (23.1%)
	Consumer Discretionary (4.1%)
1,120,000	Altice, SA* 7.750%, 05/15/22	$1,149,400
304,000	Bon-Ton Department Stores, Inc.^µ 8.000%, 06/15/21	274,550
2,245,000	Century Communities, Inc.* 6.875%, 05/15/22	2,292,706
1,920,000	Chrysler Group, LLC 8.000%, 06/15/19	2,048,400
	DISH DBS Corp.µ
9,786,000	5.875%, 07/15/22	10,152,975
6,802,000	5.125%, 05/01/20	6,993,306
2,641,000	Dufry Finance, SCA*µ 5.500%, 10/15/20	2,773,050
2,197,000	Golden Nugget Escrow, Inc.* 8.500%, 12/01/21	2,306,850
	Goodyear Tire & Rubber Companyµ
3,601,000	7.000%, 05/15/22	3,920,589
908,000	8.250%, 08/15/20	981,207
1,968,000	Greektown Holdings, LLC*µ 8.875%, 03/15/19	1,990,140
	Icahn Enterprises, LP
3,841,000	6.000%, 08/01/20µ	4,018,646
1,991,000	5.875%, 02/01/22^	2,039,531
212,000	4.875%, 03/15/19	212,530
2,401,000	Jaguar Land Rover Automotive, PLC*µ 8.125%, 05/15/21	2,654,606
1,948,000	Liberty Interactive, LLCµ 8.250%, 02/01/30	2,142,800
	Meritage Homes Corp.µ
2,625,000	7.000%, 04/01/22	2,890,781
2,000,000	7.150%, 04/15/20	2,207,500
2,160,000	MISA Investments, Ltd.*µ 8.625%, 08/15/18	2,212,650
	Neiman Marcus Group Ltd., LLC*^
460,000	8.750%, 10/15/21	499,388
364,000	8.000%, 10/15/21	382,200
	Numericable Group, SA*
2,080,000	6.000%, 05/15/22	2,086,500
160,000	6.250%, 05/15/24^	160,600
3,601,000	Outerwall, Inc.µ 6.000%, 03/15/19	3,704,529
6,890,000	Royal Caribbean Cruises, Ltd.µ 7.500%, 10/15/27	7,876,131
4,765,000	Ryland Group, Inc.µ 5.375%, 10/01/22	4,747,131
1,696,000	Sally Holdings, LLC / Sally Capital, Inc.µ 5.750%, 06/01/22	1,786,100
2,321,000	Time, Inc.*^ 5.750%, 04/15/22	2,297,790
2,281,000	Viking Cruises, Ltd.* 8.500%, 10/15/22	2,510,526

		79,313,112

	Consumer Staples (0.4%)
752,000	Alphabet Holding Company, Inc.µ 7.750%, 11/01/17	768,920

PRINCIPAL AMOUNT		VALUE

6,791,000	Post Holdings, Inc.µ 7.375%, 02/15/22	$7,177,238

		7,946,158

	Energy (5.9%)
4,936,000	Atwood Oceanics, Inc.µ 6.500%, 02/01/20	5,235,245
4,401,000	Berry Petroleum Companyµ 6.375%, 09/15/22	4,552,284
	Bonanza Creek Energy, Inc.
1,872,000	6.750%, 04/15/21µ	1,965,600
1,064,000	5.750%, 02/01/23	1,045,380
5,001,000	Calfrac Holdings, LP*µ 7.500%, 12/01/20	5,291,683
	Calumet Specialty Products Partners, LPµ
2,401,000	9.625%, 08/01/20	2,740,141
1,920,000	7.625%, 01/15/22	2,046,000
531,000	6.500%, 04/15/21*	545,603
	Carrizo Oil & Gas, Inc.µ
2,429,000	7.500%, 09/15/20	2,650,646
2,241,000	8.625%, 10/15/18	2,355,851
8,802,000	Cimarex Energy Companyµ 5.875%, 05/01/22	9,687,701
5,681,000	Drill Rigs Holdings, Inc.*µ 6.500%, 10/01/17	5,787,519
2,241,000	Energy Transfer Equity, LPµ 5.875%, 01/15/24	2,318,034
1,343,000	Energy XXI Gulf Coast, Inc.* 6.875%, 03/15/24	1,358,109
8,802,000	Gulfmark Offshore, Inc.µ 6.375%, 03/15/22	8,840,509
1,920,000	Halcon Resources Corp. 9.750%, 07/15/20	2,046,000
4,001,000	Holly Energy Partners, LPµ 6.500%, 03/01/20	4,218,554
10,402,000	Linn Energy, LLC^‡ 6.250%, 11/01/19	10,584,035
	Oasis Petroleum, Inc.µ
3,973,000	6.500%, 11/01/21^	4,253,593
1,200,000	6.875%, 01/15/23	1,313,250
1,058,000	Pioneer Energy Services Corp.*µ 6.125%, 03/15/22	1,093,708
2,517,000	Rice Energy, Inc.*^ 6.250%, 05/01/22	2,504,415
5,201,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	5,782,862
1,428,000	SESI, LLCµ 7.125%, 12/15/21	1,602,038
2,401,000	SM Energy Companyµ 6.500%, 11/15/21	2,575,073
5,201,000	Swift Energy Companyµ 8.875%, 01/15/20	5,490,306
2,673,000	Trinidad Drilling, Ltd.*µ 7.875%, 01/15/19	2,811,662
10,122,000	W&T Offshore, Inc.µ 8.500%, 06/15/19	10,792,582
1,720,000	Western Refining, Inc.µ 6.250%, 04/01/21	1,768,375

		113,256,758

	Financials (1.4%)
4,081,000	AON Corp.µ 8.205%, 01/01/27	5,184,829

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

880,000	DuPont Fabros Technology, LPµ 5.875%, 09/15/21	$903,100
836,000	First Cash Financial Services, Inc.*µ 6.750%, 04/01/21	877,800
6,962,000	Jefferies Finance, LLC*µ 7.375%, 04/01/20	7,318,803
8,802,000	Neuberger Berman Group, LLC*µ 5.875%, 03/15/22	9,451,147
2,641,000	Nuveen Investments, Inc.*^ 9.125%, 10/15/17	2,837,424

		26,573,103

	Health Care (2.1%)
6,069,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	6,543,141
1,354,000	ConvaTec Finance International, SA* 8.250%, 01/15/19	1,387,004
1,804,000	Crimson Merger Sub, Inc.*^ 6.625%, 05/15/22	1,704,780
4,401,000	Endo Health Solutions, Inc.*^ 7.000%, 07/15/19	4,643,055
6,337,000	Hologic, Inc.µ 6.250%, 08/01/20	6,618,204
1,728,000	Salix Pharmaceuticals, Ltd.*µ 6.000%, 01/15/21	1,829,520
2,333,000	Teleflex, Inc.* 5.250%, 06/15/24	2,382,576
	Valeant Pharmaceuticals International, Inc.*µ
7,202,000	7.000%, 10/01/20	7,544,095
2,961,000	7.250%, 07/15/22	3,181,224
2,457,000	7.500%, 07/15/21	2,673,523
1,440,000	VPII Escrow Corp.*µ 6.750%, 08/15/18	1,521,900

		40,029,022

	Industrials (2.6%)
4,857,000	ACCO Brands Corp.^ 6.750%, 04/30/20	5,051,280
4,065,000	Deluxe Corp.µ 6.000%, 11/15/20	4,275,872
1,684,000	Garda World Security Corp.*^ 7.250%, 11/15/21	1,729,258
3,685,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	4,012,044
1,145,000	Michael Baker Holdings, LLC / Michael Baker Finance Corp.*µ 8.875%, 04/15/19	1,148,578
2,160,000	Michael Baker International, LLC / CDL Acquisition Company, Inc.*µ 8.250%, 10/15/18	2,276,100
4,705,000	Navistar International Corp.^ 8.250%, 11/01/21	4,804,981
6,241,000	Rexel, SA*µ 6.125%, 12/15/19	6,592,056
	Terex Corp.µ
6,401,000	6.500%, 04/01/20	6,865,073
1,104,000	6.000%, 05/15/21	1,166,790
1,840,000	United Continental Holdings, Inc.^ 6.375%, 06/01/18	1,969,950

PRINCIPAL AMOUNT		VALUE

9,202,000	United Rentals North America, Inc.µ 7.625%, 04/15/22	$10,225,722

		50,117,704

	Information Technology (1.8%)
2,401,000	Activision Blizzard, Inc.*µ 5.625%, 09/15/21	2,546,561
	Amkor Technology, Inc.µ
3,601,000	6.625%, 06/01/21^	3,790,052
2,465,000	6.375%, 10/01/22	2,563,600
8,802,000	Belden, Inc.*µ 5.500%, 09/01/22	9,038,554
1,956,000	Cardtronics, Inc.* 5.125%, 08/01/22	1,959,667
5,201,000	Nuance Communications, Inc.*µ 5.375%, 08/15/20	5,230,256
2,817,000	Sungard Data Systems, Inc.µ 6.625%, 11/01/19	2,917,356
5,601,000	ViaSat, Inc.µ 6.875%, 06/15/20	6,038,578

		34,084,624

	Materials (2.3%)
985,000	Chemtura Corp.^µ 5.750%, 07/15/21	1,001,006
	First Quantum Minerals, Ltd.*
2,530,000	7.000%, 02/15/21	2,615,388
2,530,000	6.750%, 02/15/20	2,607,481
10,002,000	FMG Resources*^ 8.250%, 11/01/19	10,802,160
	INEOS Group Holdings, SA*
2,561,000	6.125%, 08/15/18^	2,596,214
480,000	5.875%, 02/15/19	484,500
	New Gold, Inc.*µ
6,401,000	7.000%, 04/15/20	6,873,074
1,680,000	6.250%, 11/15/22	1,779,750
	Sealed Air Corp.*µ
4,185,000	8.125%, 09/15/19	4,538,109
1,336,000	5.250%, 04/01/23	1,330,990
4,607,000	Trinseo Materials Operating, SCA^ 8.750%, 02/01/19	4,863,264
4,357,000	United States Steel Corp.^ 6.875%, 04/01/21	4,610,251

		44,102,187

	Telecommunication Services (1.5%)
1,565,000	CenturyLink, Inc.µ 6.750%, 12/01/23	1,699,872
2,705,000	Frontier Communications Corp.µ 7.625%, 04/15/24	2,847,012
	Intelsat, SA^
8,802,000	7.750%, 06/01/21	9,038,554
640,000	8.125%, 06/01/23	666,400
	Sprint Corp.*µ
5,105,000	7.875%, 09/15/23	5,481,494
2,369,000	7.125%, 06/15/24	2,414,899
1,612,000	7.250%, 09/15/21	1,722,825
3,561,000	T-Mobile USA, Inc.µ 6.625%, 04/01/23	3,736,824

		27,607,880

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Utilities (1.0%)
2,321,000	AES Corp.µ 7.375%, 07/01/21	$2,647,391
6,521,000	AmeriGas Finance Corp.µ 7.000%, 05/20/22	6,993,773
8,314,000	Calpine Corp.*µ 7.875%, 01/15/23	9,051,867

		18,693,031

	TOTAL CORPORATE BONDS (Cost $424,583,205)	441,723,579

CONVERTIBLE BONDS (21.6%)
	Consumer Discretionary (5.1%)
6,500,000	HomeAway, Inc.*µ 0.125%, 04/01/19	6,380,173
6,000,000	Iconix Brand Group, Inc.^µ 2.500%, 06/01/16	8,576,040
	Jarden Corp.
13,445,000	1.125%, 03/15/34*^µ	13,314,382
8,300,000	1.500%, 06/15/19	9,632,772
25,000,000	Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)§ 0.750%, 03/30/43	34,766,375
10,050,000	Liberty Media Corp.*^ 1.375%, 10/15/23	10,314,918
10,400,000	MGM Resorts International^µ 4.250%, 04/15/15	15,481,440

		98,466,100

	Financials (1.6%)
	Ares Capital Corp.µ
7,676,000	4.750%, 01/15/18	8,108,428
3,458,000	5.750%, 02/01/16	3,677,635
3,400,000	IAS Operating Partnership, LP*µ 5.000%, 03/15/18	3,347,538
	MGIC Investment Corp.µ
4,500,000	2.000%, 04/01/20	5,787,990
1,342,000	5.000%, 05/01/17^	1,467,443
2,944,000	Portfolio Recovery Associates, Inc.*µ 3.000%, 08/01/20	3,472,227
3,500,000	Starwood Property Trust, Inc.µ 4.550%, 03/01/18	3,912,930

		29,774,191

	Health Care (4.9%)
5,815,000	BioMarin Pharmaceutical, Inc.^ 1.500%, 10/15/20	6,081,734
6,300,000	Cepheid*^ 1.250%, 02/01/21	5,957,847
12,696,000	Cubist Pharmaceuticals, Inc.*^ 1.875%, 09/01/20	13,664,260
4,700,000	Hologic, Inc.^µ‡ 2.000%, 12/15/37	5,919,815
19,000,000	Illumina, Inc.*^ 0.500%, 06/15/21	18,984,420
6,600,000	Insulet Corp.µ 2.000%, 06/15/19	6,947,622
8,416,000	Medidata Solutions, Inc.*^ 1.000%, 08/01/18	9,202,433
2,138,000	Molina Healthcare, Inc.µ 1.125%, 01/15/20	2,514,994

PRINCIPAL AMOUNT		VALUE

15,000,000	WellPoint, Inc.^µ 2.750%, 10/15/42	$23,625,375

		92,898,500

	Industrials (1.3%)
2,569,000	Air Lease Corp. 3.875%, 12/01/18	3,614,994
11,500,000	Trinity Industries, Inc.µ 3.875%, 06/01/36	21,371,543

		24,986,537

	Information Technology (7.2%)
2,528,000	Electronic Arts, Inc. 0.750%, 07/15/16	3,047,542
5,900,000	Finisar Corp.*^µ 0.500%, 12/15/33	5,803,771
13,500,000	Palo Alto Networks, Inc.* 0.000%, 07/01/19	13,834,800
23,500,000	Salesforce.com, Inc.^µ 0.250%, 04/01/18	26,040,937
33,000,000	SanDisk Corp.*^µ 0.500%, 10/15/20	38,549,940
19,100,000	ServiceNow, Inc.*^ 0.000%, 11/01/18	20,570,509
8,201,000	SunEdison, Inc.*^µ 0.250%, 01/15/20	8,303,513
4,527,000	SunPower Corp.*µ 0.875%, 06/01/21	5,142,038
	Workday, Inc.
6,700,000	1.500%, 07/15/20	8,509,469
6,700,000	0.750%, 07/15/18µ	8,273,495

		138,076,014

	Materials (1.5%)
9,300,000	Cemex, SAB de CV^µ 3.250%, 03/15/16	12,881,523
10,500,000	Glencore Finance Europe, SAµ 5.000%, 12/31/14	12,177,559
4,000,000	RTI International Metals, Inc.^µ 1.625%, 10/15/19	3,904,160

		28,963,242

	TOTAL CONVERTIBLE BONDS (Cost $373,528,409)	413,164,584

U.S. GOVERNMENT AND AGENCY SECURITIES (0.0%)
	United States Treasury Note
440,000	0.250%, 02/15/15	440,447
360,000	0.125%, 12/31/14	360,105

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $800,271)	800,552

SYNTHETIC CONVERTIBLE SECURITIES (6.8%)¤
Corporate Bonds (5.8%)
	Consumer Discretionary (1.0%)
280,000	Altice, SA* 7.750%, 05/15/22	287,350
76,000	Bon-Ton Department Stores, Inc.^µ 8.000%, 06/15/21	68,638

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

560,000	Century Communities, Inc.* 6.875%, 05/15/22	$571,900
480,000	Chrysler Group, LLC 8.000%, 06/15/19	512,100
	DISH DBS Corp.µ
2,444,000	5.875%, 07/15/22	2,535,650
1,698,000	5.125%, 05/01/20	1,745,756
659,000	Dufry Finance, SCA*µ 5.500%, 10/15/20	691,950
549,000	Golden Nugget Escrow, Inc.* 8.500%, 12/01/21	576,450
	Goodyear Tire & Rubber Companyµ
899,000	7.000%, 05/15/22	978,786
227,000	8.250%, 08/15/20	245,302
492,000	Greektown Holdings, LLC*µ 8.875%, 03/15/19	497,535
	Icahn Enterprises, LP
959,000	6.000%, 08/01/20µ	1,003,354
497,000	5.875%, 02/01/22^	509,114
53,000	4.875%, 03/15/19	53,133
599,000	Jaguar Land Rover Automotive, PLC*µ 8.125%, 05/15/21	662,269
487,000	Liberty Interactive, LLCµ 8.250%, 02/01/30	535,700
	Meritage Homes Corp.µ
655,000	7.000%, 04/01/22	721,319
500,000	7.150%, 04/15/20	551,875
540,000	MISA Investments, Ltd.*µ 8.625%, 08/15/18	553,163
	Neiman Marcus Group Ltd., LLC*^
115,000	8.750%, 10/15/21	124,847
91,000	8.000%, 10/15/21	95,550
	Numericable Group, SA*
520,000	6.000%, 05/15/22	521,625
40,000	6.250%, 05/15/24^	40,150
899,000	Outerwall, Inc.µ 6.000%, 03/15/19	924,846
1,720,000	Royal Caribbean Cruises, Ltd.µ 7.500%, 10/15/27	1,966,175
1,190,000	Ryland Group, Inc.µ 5.375%, 10/01/22	1,185,537
424,000	Sally Holdings, LLC / Sally Capital, Inc.µ 5.750%, 06/01/22	446,525
579,000	Time, Inc.*^ 5.750%, 04/15/22	573,210
569,000	Viking Cruises, Ltd.* 8.500%, 10/15/22	626,256

		19,806,065

	Consumer Staples (0.1%)
188,000	Alphabet Holding Company, Inc.µ 7.750%, 11/01/17	192,230
1,696,000	Post Holdings, Inc.µ 7.375%, 02/15/22	1,792,460

		1,984,690

	Energy (1.5%)
1,233,000	Atwood Oceanics, Inc.µ 6.500%, 02/01/20	1,307,751
1,099,000	Berry Petroleum Companyµ 6.375%, 09/15/22	1,136,778
	Bonanza Creek Energy, Inc.
468,000	6.750%, 04/15/21µ	491,400

PRINCIPAL AMOUNT		VALUE

266,000	5.750%, 02/01/23	$261,345
1,249,000	Calfrac Holdings, LP*µ 7.500%, 12/01/20	1,321,598
	Calumet Specialty Products Partners, LPµ
599,000	9.625%, 08/01/20	683,609
480,000	7.625%, 01/15/22	511,500
133,000	6.500%, 04/15/21*	136,657
	Carrizo Oil & Gas, Inc.µ
606,000	7.500%, 09/15/20	661,297
559,000	8.625%, 10/15/18	587,649
2,198,000	Cimarex Energy Companyµ 5.875%, 05/01/22	2,419,174
1,419,000	Drill Rigs Holdings, Inc.*µ 6.500%, 10/01/17	1,445,606
559,000	Energy Transfer Equity, LPµ 5.875%, 01/15/24	578,216
335,000	Energy XXI Gulf Coast, Inc.* 6.875%, 03/15/24	338,769
2,198,000	Gulfmark Offshore, Inc.µ 6.375%, 03/15/22	2,207,616
480,000	Halcon Resources Corp. 9.750%, 07/15/20	511,500
999,000	Holly Energy Partners, LPµ 6.500%, 03/01/20	1,053,321
2,598,000	Linn Energy, LLC^‡ 6.250%, 11/01/19	2,643,465
	Oasis Petroleum, Inc.µ
992,000	6.500%, 11/01/21^	1,062,060
300,000	6.875%, 01/15/23	328,312
264,000	Pioneer Energy Services Corp.*µ 6.125%, 03/15/22	272,910
629,000	Rice Energy, Inc.*^ 6.250%, 05/01/22	625,855
1,299,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	1,444,326
357,000	SESI, LLCµ 7.125%, 12/15/21	400,509
599,000	SM Energy Companyµ 6.500%, 11/15/21	642,427
1,299,000	Swift Energy Companyµ 8.875%, 01/15/20	1,371,257
667,000	Trinidad Drilling, Ltd.*µ 7.875%, 01/15/19	701,601
2,528,000	W&T Offshore, Inc.µ 8.500%, 06/15/19	2,695,480
430,000	Western Refining, Inc.µ 6.250%, 04/01/21	442,094

		28,284,082

	Financials (0.4%)
1,019,000	AON Corp.µ 8.205%, 01/01/27	1,294,619
220,000	DuPont Fabros Technology, LPµ 5.875%, 09/15/21	225,775
209,000	First Cash Financial Services, Inc.*µ 6.750%, 04/01/21	219,450
1,738,000	Jefferies Finance, LLC*µ 7.375%, 04/01/20	1,827,073
2,198,000	Neuberger Berman Group, LLC*µ 5.875%, 03/15/22	2,360,102
659,000	Nuveen Investments, Inc.*^ 9.125%, 10/15/17	708,013

		6,635,032

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Health Care (0.5%)
1,516,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	$1,634,437
338,000	ConvaTec Finance International, SA* 8.250%, 01/15/19	346,239
451,000	Crimson Merger Sub, Inc.*^ 6.625%, 05/15/22	426,195
1,099,000	Endo Health Solutions, Inc.*^ 7.000%, 07/15/19	1,159,445
1,583,000	Hologic, Inc.µ 6.250%, 08/01/20	1,653,246
432,000	Salix Pharmaceuticals, Ltd.*µ 6.000%, 01/15/21	457,380
582,000	Teleflex, Inc.* 5.250%, 06/15/24	594,367
	Valeant Pharmaceuticals International, Inc.*µ
1,798,000	7.000%, 10/01/20	1,883,405
739,000	7.250%, 07/15/22	793,963
613,000	7.500%, 07/15/21	667,021
360,000	VPII Escrow Corp.*µ 6.750%, 08/15/18	380,475

		9,996,173

	Industrials (0.7%)
1,213,000	ACCO Brands Corp.^ 6.750%, 04/30/20	1,261,520
1,015,000	Deluxe Corp.µ 6.000%, 11/15/20	1,067,653
421,000	Garda World Security Corp.*^ 7.250%, 11/15/21	432,314
920,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	1,001,650
286,000	Michael Baker Holdings, LLC / Michael Baker Finance Corp.*µ 8.875%, 04/15/19	286,894
540,000	Michael Baker International, LLC / CDL Acquisition Company, Inc.*µ 8.250%, 10/15/18	569,025
1,175,000	Navistar International Corp.^ 8.250%, 11/01/21	1,199,969
1,559,000	Rexel, SA*µ 6.125%, 12/15/19	1,646,694
	Terex Corp.µ
1,599,000	6.500%, 04/01/20	1,714,927
276,000	6.000%, 05/15/21	291,698
460,000	United Continental Holdings, Inc.^ 6.375%, 06/01/18	492,488
2,298,000	United Rentals North America, Inc.µ 7.625%, 04/15/22	2,553,652

		12,518,484

	Information Technology (0.4%)
599,000	Activision Blizzard, Inc.*µ 5.625%, 09/15/21	635,314
	Amkor Technology, Inc.µ
899,000	6.625%, 06/01/21^	946,198
615,000	6.375%, 10/01/22	639,600
2,198,000	Belden, Inc.*µ 5.500%, 09/01/22	2,257,071
489,000	Cardtronics, Inc.* 5.125%, 08/01/22	489,917

PRINCIPAL AMOUNT		VALUE

1,299,000	Nuance Communications, Inc.*µ 5.375%, 08/15/20	$1,306,307
703,000	Sungard Data Systems, Inc.µ 6.625%, 11/01/19	728,044
1,399,000	ViaSat, Inc.µ 6.875%, 06/15/20	1,508,297

		8,510,748

	Materials (0.6%)
246,000	Chemtura Corp.^µ 5.750%, 07/15/21	249,998
	First Quantum Minerals, Ltd.*
632,000	7.000%, 02/15/21	653,330
632,000	6.750%, 02/15/20	651,355
2,498,000	FMG Resources*^ 8.250%, 11/01/19	2,697,840
	INEOS Group Holdings, SA*
639,000	6.125%, 08/15/18^	647,786
120,000	5.875%, 02/15/19	121,125
	New Gold, Inc.*µ
1,599,000	7.000%, 04/15/20	1,716,926
420,000	6.250%, 11/15/22	444,937
	Sealed Air Corp.*µ
1,045,000	8.125%, 09/15/19	1,133,172
334,000	5.250%, 04/01/23	332,748
1,151,000	Trinseo Materials Operating, SCA^ 8.750%, 02/01/19	1,215,024
1,088,000	United States Steel Corp.^ 6.875%, 04/01/21	1,151,240

		11,015,481

	Telecommunication Services (0.4%)
391,000	CenturyLink, Inc. µ 6.750%, 12/01/23	424,696
675,000	Frontier Communications Corp.µ 7.625%, 04/15/24	710,438
	Intelsat, SA^
2,198,000	7.750%, 06/01/21	2,257,071
160,000	8.125%, 06/01/23	166,600
	Sprint Corp.*µ
1,275,000	7.875%, 09/15/23	1,369,031
591,000	7.125%, 06/15/24	602,451
403,000	7.250%, 09/15/21	430,706
889,000	T-Mobile USA, Inc.µ 6.625%, 04/01/23	932,895

		6,893,888

	Utilities (0.2%)
579,000	AES Corp.µ 7.375%, 07/01/21	660,422
1,629,000	AmeriGas Finance Corp.µ 7.000%, 05/20/22	1,747,102
2,076,000	Calpine Corp.*µ 7.875%, 01/15/23	2,260,245

		4,667,769

	TOTAL CORPORATE BONDS	110,312,412

U.S. Government and Agency Securities (0.0%)
110,000	United States Treasury Note 0.250%, 02/15/15	110,112

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

90,000	0.125%, 12/31/14	$90,026

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	200,138

NUMBER OF CONTRACTS		VALUE
Purchased Options (1.0%)#
	Health Care (0.8%)
4,550	Gilead Sciences, Inc. Call, 01/17/15, Strike $60.00	14,798,875

	Information Technology (0.2%)
4,750	Facebook, Inc. Call, 01/17/15, Strike $67.50	4,702,500

	TOTAL PURCHASED OPTIONS	19,501,375

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $115,736,126)	130,013,925

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (10.0%)
	Consumer Staples (0.6%)
111,900	Bunge, Ltd. 4.875%	11,833,425

	Energy (2.0%)
33,074	Chesapeake Energy Corp.* 5.750%	38,861,950

	Financials (2.7%)
130,000	American Tower Corp.^ 5.250%	14,345,500
127,000	Crown Castle International Corp. 4.500%	12,729,210
515,000	MetLife, Inc.^µ 5.000%	15,583,900
156,667	Weyerhaeuser Company^ 6.375%	8,463,151

		51,121,761

	Industrials (2.4%)
70,000	Stanley Black & Decker, Inc.^ 6.250%	7,938,000
650,000	United Technologies Corp.^ 7.500%	38,558,000

		46,496,000

	Telecommunication Services (0.3%)
100,000	Intelsat, SA^ 5.750%	4,925,000
	Utilities (2.0%)
270,000	Dominion Resources, Inc. 6.375%	13,689,000
265,000	Exelon Corp.^ 6.500%	13,011,500
230,000	NextEra Energy, Inc.^ 5.799%	12,265,900

		38,966,400

NUMBER OF SHARES			VALUE

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $188,004,764)	$192,204,536

COMMON STOCKS (73.4%)
		Consumer Discretionary (9.3%)
45,000		Amazon.com, Inc.^µ#	14,084,550
185,615		Carnival Corp.^µ	6,722,975
300,000		Comcast Corp. - Class Aµ	16,119,000
650,000		Ford Motor Company	11,063,000
94,686		General Motors Company, Inc.^µ	3,202,281
245,000		Home Depot, Inc.µ	19,808,250
180,000		Las Vegas Sands Corp.^µ	13,293,000
123,000		McDonald’s Corp.µ	11,630,880
22,573		Motors Liquidation Company^#	542,542
239,000		Nike, Inc. - Class B^µ	18,434,070
237,000		Starbucks Corp.µ	18,410,160
153,000		TJX Companies, Inc.^µ	8,153,370
320,000		Walt Disney Companyµ	27,481,600
60,000		Whirlpool Corp.^	8,558,400

			177,504,078

		Consumer Staples (3.8%)
505,000		Coca-Cola Companyµ	19,841,450
165,000		Costco Wholesale Corp.µ	19,394,100
400,000		Mondelez International, Inc. - Class Aµ	14,400,000
120,000		Philip Morris International, Inc.^µ	9,841,200
125,000		Walgreen Companyµ	8,596,250

			72,073,000

		Energy (9.0%)
800,000		BP, PLC^µ	39,176,000
325,000		Chevron Corp.µ	42,003,000
185,000		Continental Resources, Inc.^#	27,154,300
60,000		Diamond Offshore Drilling, Inc.^µ	2,807,400
117,000		EOG Resources, Inc.^µ	12,804,480
365,000		Schlumberger, Ltd.^µ	39,562,350
150,000	EUR	TOTAL, SA	9,674,209

			173,181,739

		Financials (18.3%)
345,000		Allstate Corp.^µ	20,165,250
165,000		American Express Company^µ	14,520,000
367,000		American International Group, Inc.µ	19,076,660
280,000		Arthur J. Gallagher & Company^	12,600,000
500,000		Bank of America Corp.^µ	7,625,000
943,000		Blackstone Group, LPµ	30,817,240
945,000		Citigroup, Inc.^µ	46,219,950
125,000		Discover Financial Services^µ	7,632,500
245,000		First Republic Bank^	11,446,400
180,000		Franklin Resources, Inc.µ	9,747,000
75,000		Goldman Sachs Group, Inc.	12,965,250
985,000		JPMorgan Chase & Company	56,804,950
1,715,000		Och-Ziff Capital Management Group, LLC - Class Aµ	23,341,150
94,000		State Street Corp.µ	6,621,360
185,000		T. Rowe Price Group, Inc.^µ	14,367,100

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

1,131,676		Wells Fargo & Company^µ	$57,602,308

			351,552,118

		Health Care (5.2%)
300,000		Eli Lilly and Company^µ	18,318,000
275,000		Johnson & Johnson^µ	27,524,750
275,000		Merck & Company, Inc.^µ	15,603,500
1,079,500		Pfizer, Inc.^	30,981,650
83,000		Zimmer Holdings, Inc.µ	8,305,810

			100,733,710

		Industrials (9.2%)
89,000		Cummins, Inc.^	12,405,710
440,000		Eaton Corp., PLC^µ	29,884,800
176,000		Fortune Brands Home & Security, Inc.^	6,651,040
2,600,000		General Electric Companyµ	65,390,000
450,000		Masco Corp.^µ	9,360,000
135,000	EUR	Siemens, AGµ	16,671,990
235,000		Union Pacific Corp.	23,102,850
135,000		United Parcel Service, Inc. - Class Bµ	13,107,150

			176,573,540

		Information Technology (14.7%)
200,000		Accenture, PLC - Class A^	15,856,000
1,127,000		Apple, Inc.µ	107,707,390
190,000		eBay, Inc.^µ#	10,032,000
12,500		Google, Inc. - Class A#~	7,244,375
12,500		Google, Inc. - Class C#~	7,145,000
89,000		MasterCard, Inc. - Class Aµ	6,599,350
835,000		Microsoft Corp.	36,038,600
300,000		Nintendo Company, Ltd.µ	4,202,730
2,200,000		Nokia Corp.^	17,446,000
535,000		Oracle Corp.µ	21,608,650
195,000		QUALCOMM, Inc.	14,371,500
425,000		Texas Instruments, Inc.^µ	19,656,250
135,000		VMware, Inc. - Class A^#	13,413,600

			281,321,445

		Materials (1.7%)
400,000		Dow Chemical Company^µ	20,428,000
210,000		Rio Tinto, PLC^µ	12,030,900

			32,458,900

		Telecommunication Services (2.2%)
615,000		AT&T, Inc.^µ	21,887,850
450,000	EUR	Orange, SAµ	7,046,694
261,000		Verizon Communications, Inc.^µ	13,159,620

			42,094,164

		TOTAL COMMON STOCKS (Cost $1,370,865,694)	1,407,492,694

NUMBER OF SHARES		VALUE

WARRANTS (0.2%)#
	Consumer Discretionary (0.2%)
86,079	General Motors Company, Inc. 07/10/16, Strike $10.00	$2,113,240
86,079	General Motors Company, Inc. 07/10/19, Strike $18.33	1,454,735

	TOTAL WARRANTS (Cost $12,751,492)	3,567,975

SHORT TERM INVESTMENT (1.6%)
31,339,726	Fidelity Prime Money Market Fund - Institutional Class (Cost $31,339,726)	31,339,726

TOTAL INVESTMENTS (136.7%) (Cost $2,517,609,687)		2,620,307,571

LIABILITIES, LESS OTHER ASSETS (-36.7%)		(703,990,235)

NET ASSETS (100.0%)		$1,916,317,336

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $1,268,520,591. $333,218,465 of the collateral has been re-registered by one of the counterparties, BNP (see Note 3 — Borrowings).
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2014.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $927,741.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

INTEREST RATE SWAPS

COUNTERPARTY	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
BNP Paribas, SA	0.934% quarterly	3 month LIBOR	07/05/17	$52,000,000	$289,665
BNP Paribas, SA	1.009% quarterly	3 month LIBOR	06/12/17	47,000,000	111,306

					$400,971

See accompanying Notes to Schedule of Investments

Note 1 — Organization and Significant Accounting Policies

Organization. Calamos Strategic Total Return Fund (the “Fund”) was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests primarily in common and preferred stocks and income producing securities such as investment grade and below investment grade debt securities.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principle exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principle exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2014.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 — Investments

The following information is presented on a federal income tax basis as of July 31, 2014. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows:

Cost basis of investments	$2,609,311,106

Gross unrealized appreciation	275,916,672
Gross unrealized depreciation	(264,920,207)

Net unrealized appreciation (depreciation)	$10,996,465

Note 3 — Borrowings

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $367.5 million and a lending agreement, (Lending Agreement), as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”), together with the BNP Agreement, (“Agreements”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to an initial limit of $367.5 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP Agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. Interest on the SSB Agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is .20%). For the period ended July 31, 2014, the average borrowings under the Agreements were $704.1 million. For the period ended July 31, 2014, the average interest rate was 0.61%. As of July 31, 2014, the amount of total outstanding borrowings was $725.0 million, which approximates fair value. The interest rate applicable to the borrowings on July 31, 2014 was 0.89%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the BNP Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the securities Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. As of July 31, 2014, the Fund used approximately $256.0 million of its cash collateral to offset the SSB Agreement, representing 9.7% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.66%, which can fluctuate depending on interest rates.

Note 4 — Interest Rate Swaps

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

Note 5 — Fair Value Measurements

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$441,723,579	$—	$441,723,579
Convertible Bonds	—	413,164,584	—	413,164,584
U.S. Government and Agency Securities	—	800,552	—	800,552
Synthetic Convertible Securities (Corporate Bonds)	—	110,312,412	—	110,312,412
Synthetic Convertible Securities (U.S. Government and Agency Securities)	—	200,138	—	200,138
Synthetic Convertible Securities (Purchased Options)	19,501,375	—	—	19,501,375
Convertible Preferred Stocks	141,509,161	50,695,375	—	192,204,536
Common Stocks U.S.	1,369,354,529	4,745,272	—	1,374,099,801
Common Stocks Foreign	—	33,392,893	—	33,392,893
Warrants	3,567,975	—	—	3,567,975
Short Term Investment	31,339,726	—	—	31,339,726
Interest Rate Swaps	—	400,971	—	400,971

Total	$1,565,272,766	$1,055,435,776	$—	$2,620,708,542

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALAMOS STRATEGIC TOTAL RETURN FUND

By:	/S/ JOHN P. CALAMOS, SR.
NAME:	John P. Calamos, Sr.
TITLE:	Principal Executive Officer
DATE:	September 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

CALAMOS STRATEGIC TOTAL RETURN FUND

By:	/S/ JOHN P. CALAMOS, SR.
NAME:	John P. Calamos, Sr.
TITLE:	Principal Executive Officer
DATE:	September 18, 2014

By:	/S/ NIMISH S. BHATT
NAME:	Nimish S. Bhatt
TITLE:	Principal Financial Officer
DATE:	September 18, 2014